United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___03/31/12___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	11460 Tomahawk Creek Parkway
		Suite 410
		Leawood, KS  66211

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Barbara Roszel
Title:	Chief Compliance Officer
Phone:	913-428-3222

Signature, Place, and Date of Signing:


Barbara Roszel	Leawood, KS		__03/31/12____


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Methods Corp               COM              009128307     5905    67681 SH       Sole                    67681
Altera Corp.                   COM              021441100     3578    89843 SH       Sole                    89843
Apple Inc                      COM              037833100      411      685 SH       Sole                      685
Canadian National Railway Co   COM              136375102     8565   107827 SH       Sole                   107827
Cerner Corp                    COM              156782104    11302   148397 SH       Sole                   148397
CGI Group Inc CL A             COM              39945c109     6756   303112 SH       Sole                   303112
Check Point Software Tech      COM              M22465104    10649   166812 SH       Sole                   166812
Cognizant Tech Solutions-A     COM              192446102    10515   136642 SH       Sole                   136642
Dollar Tree Inc                COM              256746108     7579    80205 SH       Sole                    80205
EMC Corp                       COM              268648102     9146   306075 SH       Sole                   306075
Ensco Intl                     COM              29358q109     6918   130694 SH       Sole                   130694
Express Scripts Holdings Co.   COM              30219g108    10466   193167 SH       Sole                   193167
F5 Networks Inc                COM              315616102     8052    59662 SH       Sole                    59662
FMC Technologies Inc           COM              30249U101     7187   142550 SH       Sole                   142550
Google Inc CL A                COM              38259P508     7676    11970 SH       Sole                    11970
Gorman-Rupp Co                 COM              383082104     2287    78368 SH       Sole                    78368
Herbalife Ltd                  COM              G4412G101     3883    56424 SH       Sole                    56424
Honeywell Int'l Inc            COM              438516106     7684   125859 SH       Sole                   125859
IHS Inc - Cl A                 COM              451734107     4098    43762 SH       Sole                    43762
Intuit Inc                     COM              461202103     6527   108494 SH       Sole                   108494
Intuitive Surgical Inc         COM              46120e602     5153     9512 SH       Sole                     9512
Kirby Corp.                    COM              497266106     8604   130784 SH       Sole                   130784
Lincoln Electric Holdings      COM              533900106     4450    98125 SH       Sole                    98125
Mettler-Toledo International I COM              592688105     7737    41878 SH       Sole                    41878
Micros Systems Inc             COM              594901100     7238   130915 SH       Sole                   130915
Mindray Medical Intl Ltd - ADR COM              602675100     2655    80515 SH       Sole                    80515
Novo-Nordisk Spons ADR         COM              670100205    13048    94066 SH       Sole                    94066
NVE Corp.                      COM              629445206     1071    20205 SH       Sole                    20205
Oceaneering Intl Inc           COM              675232102    11471   212859 SH       Sole                   212859
Panera Bread Company CL A      COM              69840w108     5358    33296 SH       Sole                    33296
Petsmart, Inc.                 COM              716768106     9911   173210 SH       Sole                   173210
Ross Stores Inc                COM              778296103     9890   170225 SH       Sole                   170225
Teva Pharm Ind-SP ADR          COM              881624209     5355   118843 SH       Sole                   118843
Toronto-Dominion Bank          COM              891160509     7437    87551 SH       Sole                    87551
Tractor Supply                 COM              892356106    14479   159887 SH       Sole                   159887